OTHER CURRENT LIABILITIES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
OTHER CURRENT LIABILITIES
6.	OTHER CURRENT LIABILITIES
(Amounts presented in thousands of US Dollars)

	31st. December
	2011	2010
Payroll accruals	387	136
Deferred revenue	22	31
Installation, commission expenses and other accrued expenses	377	35
Total other current liabilities	786	202